Purchases and other expenses - Trade payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 126	€ 9	€ 125
Extension period of payment	6 months
Impact on the change in working capital requirement	€ 354	€ 377	460
Telekom Romania Communications
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation			€ 108
VOO
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 123